John Hancock Infrastructure Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	9.97%	11.19%	11.72%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	25.66%		9.34%	9.17%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.37%		8.02%	7.88%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.18%		6.75%	6.83%